WOLVERINE TUBE, INC.

April 20, 2007

Ms. Jennifer Hardy

Branch Chief

Division of Corporate Finance

Securities and Exchange Commission

Washington, D.C. 20549-7010

Re:	Wolverine Tube, Inc. Preliminary Proxy Statement on Schedule 14A Filed April 3, 2007 SEC File No. 001-12164

Dear Ms. Hardy:

This letter is submitted by Wolverine Tube, Inc. respecting the above-referenced matter. The Company acknowledges the following:

1. The Company is responsible for the adequacy and accuracy of the disclosure contained in the proxy statement for its 2007 annual meeting;

2. The Company understands that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking action with respect to the proxy statement; and

3. The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ James E. Deason

James E. Deason

Senior Vice President, Chief Financial Officer and Secretary